CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2014
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Changes in each component of Accumulated Other Comprehensive Income (Loss)
Changes in each component of Citigroup’s Accumulated other comprehensive income (loss) for the three years ended December 31, 2014 are as follows:

In millions of dollars	Net unrealized gains (losses) on investment securities	Cash flow hedges (1)	Benefit plans (2)	Foreign currency translation adjustment, net of hedges (CTA)(3)(4)	Accumulated other comprehensive income (loss)
Balance, December 31, 2011	$(35)	$(2,820)	$(4,282)	$(10,651)	$(17,788)
Change, net of taxes (5)(6)	632	527	(988)	721	892
Balance, December 31, 2012	$597	$(2,293)	$(5,270)	$(9,930)	$(16,896)
Other comprehensive income before reclassifications	$(1,962)	$512	$1,098	$(2,534)	$(2,886)
Increase (decrease) due to amounts reclassified from AOCI (7)	(275)	536	183	205	649
Change, net of taxes (7)	$(2,237)	$1,048	$1,281	$(2,329)	$(2,237)
Balance, December 31, 2013	$(1,640)	$(1,245)	$(3,989)	$(12,259)	$(19,133)
Other comprehensive income before reclassifications	$1,790	$85	$(1,346)	$(4,946)	$(4,417)
Increase (decrease) due to amounts reclassified from AOCI	(93)	251	176	—	334
Change, net of taxes	$1,697	$336	$(1,170)	$(4,946)	$(4,083)
Balance at December 31, 2014	$57	$(909)	$(5,159)	$(17,205)	$(23,216)

(1)	Primarily driven by Citigroup’s pay fixed/receive floating interest rate swap programs that hedge the floating rates on liabilities.

(2)
Primarily reflects adjustments based on the quarterly actuarial valuations of the Company’s significant pension and postretirement plans, annual actuarial valuations of all other plans, and amortization of amounts previously recognized in other comprehensive income. Reflects the adoption of new mortality tables effective December 31, 2014 (see Note 8 to the Consolidated Financial Statements).

(3)
Primarily reflects the movements in (by order of impact) the Mexican peso, euro, Japanese yen, and Russian ruble against the U.S. dollar, and changes in related tax effects and hedges for the year ended December 31, 2014. Primarily reflects the movements in (by order of impact) the Japanese yen, Mexican peso, Australian dollar, and Indian rupee against the U.S. dollar, and changes in related tax effects and hedges for the year ended December 31, 2013. Primarily reflects the movements in (by order of impact) the Mexican peso, Japanese yen, euro, and Brazilian real against the U.S. dollar, and changes in related tax effects and hedges for the year ended December 31, 2012.

(4)	During 2014, $137 million ($84 million net of tax) was reclassified to reflect the allocation of foreign currency translation between net unrealized gains (losses) on investment securities to CTA.

(5)
Includes the after-tax impact of realized gains from the sales of minority investments: $672 million from the Company’s entire interest in Housing Development Finance Corporation Ltd. (HDFC); and $421 million from the Company’s entire interest in Shanghai Pudong Development Bank (SPDB).

(6)
The after-tax impact due to impairment charges and the loss related to Akbank included within the foreign currency translation adjustment, during 2012 was $667 million (see Note 14 to the Consolidated Financial Statements).

(7)
On December 20, 2013, the sale of Credicard was completed (see Note 2 to the Consolidated Financial Statements). The total impact to the gross CTA (net CTA including hedges) was a pretax loss of $314 million ($205 million net of tax).

Schedule of pretax and after-tax changes in each component of Accumulated other comprehensive income (loss)

The pretax and after-tax changes in each component of Accumulated other comprehensive income (loss) for the three years ended December 31, 2014 are as follows:

In millions of dollars	Pretax	Tax effect	After-tax
Balance, December 31, 2011	$(25,807)	$8,019	$(17,788)
Change in net unrealized gains (losses) on investment securities	1,001	(369)	632
Cash flow hedges	838	(311)	527
Benefit plans	(1,378)	390	(988)
Foreign currency translation adjustment	12	709	721
Change	$473	$419	$892
Balance, December 31, 2012	$(25,334)	$8,438	$(16,896)
Change in net unrealized gains (losses) on investment securities	(3,537)	1,300	(2,237)
Cash flow hedges	1,673	(625)	1,048
Benefit plans	1,979	(698)	1,281
Foreign currency translation adjustment	(2,377)	48	(2,329)
Change	$(2,262)	$25	$(2,237)
Balance, December 31, 2013	$(27,596)	$8,463	$(19,133)
Change in net unrealized gains (losses) on investment securities	2,704	(1,007)	1,697
Cash flow hedges	543	(207)	336
Benefit plans	(1,830)	660	(1,170)
Foreign currency translation adjustment	(4,881)	(65)	(4,946)
Change	$(3,464)	$(619)	$(4,083)
Balance, December 31, 2014	$(31,060)	$7,844	$(23,216)

Summary of amounts reclassified out of Accumulated other comprehensive income (loss) into the Consolidated Statement of income

During the year ended December 31, 2014, the Company recognized a pretax loss of $542 million ($334 million net of tax) related to amounts reclassified out of Accumulated other comprehensive income (loss) into the Consolidated Statement of Income. See details in the table below:

Increase (decrease) in AOCI due to amounts reclassified to Consolidated Statement of Income
In millions of dollars	Year ended December 31, 2014
Realized (gains) losses on sales of investments	$(570)
OTTI gross impairment losses	424
Subtotal, pretax	$(146)
Tax effect	53
Net realized (gains) losses on investment securities, after-tax(1)	$(93)
Interest rate contracts	$260
Foreign exchange contracts	149
Subtotal, pretax	$409
Tax effect	(158)
Amortization of cash flow hedges, after-tax(2)	$251
Amortization of unrecognized
Prior service cost (benefit)	$(40)
Net actuarial loss	243
Curtailment/settlement impact (3)	76
Subtotal, pretax	$279
Tax effect	(103)
Amortization of benefit plans, after-tax(3)	$176
Foreign currency translation adjustment	$—
Total amounts reclassified out of AOCI, pretax	$542
Total tax effect	(208)
Total amounts reclassified out of AOCI, after-tax	$334

(1)
The pretax amount is reclassified to Realized gains (losses) on sales of investments, net and Gross impairment losses on the Consolidated Statement of Income. See Note 14 to the Consolidated Financial Statements for additional details.

(2)	See Note 23 to the Consolidated Financial Statements for additional details.

(3)	See Notes 1 and 8 to the Consolidated Financial Statements for additional details.

During the year ended December 31, 2013, the Company recognized a pretax loss of $1,071 million ($649 million net of tax) related to amounts reclassified out of Accumulated other comprehensive income (loss) into the Consolidated Statement of Income. See details in the table below:

Increase (decrease) in AOCI due to amounts reclassified to Consolidated Statement of Income
In millions of dollars	Year ended December 31, 2013
Realized (gains) losses on sales of investments	$(748)
OTTI gross impairment losses	334
Subtotal, pretax	$(414)
Tax effect	139
Net realized (gains) losses on investment securities, after-tax(1)	$(275)
Interest rate contracts	$700
Foreign exchange contracts	176
Subtotal, pretax	$876
Tax effect	(340)
Amortization of cash flow hedges, after-tax(2)	$536
Amortization of unrecognized
Prior service cost (benefit)	$—
Net actuarial loss	271
Curtailment/settlement impact(3)	44
Cumulative effect of change in accounting policy(3)	(20)
Subtotal, pretax	$295
Tax effect	(112)
Amortization of benefit plans, after-tax(3)	$183
Foreign currency translation adjustment	$205
Total amounts reclassified out of AOCI, pretax	$1,071
Total tax effect	(422)
Total amounts reclassified out of AOCI, after-tax	$649

(1)
The pretax amount is reclassified to Realized gains (losses) on sales of investments, net and Gross impairment losses on the Consolidated Statement of Income. See Note 14 to the Consolidated Financial Statements for additional details.

(2)	See Note 23 to the Consolidated Financial Statements for additional details.

(3)	See Notes 1 and 8 to the Consolidated Financial Statements for additional details.